Shareholder Fees (dei_DocumentInformationDocumentAxis, (WF VT Opportunity Fund), Class 1)	0 Months Ended
Aug. 29, 2011
(WF VT Opportunity Fund) | Class 1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none